TRADE RECEIVABLES, NET (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 5,945	$ 7,588
Allowance for doubtful accounts	1,101	1,256	$ 1,432
Trade receivables, net	4,844	6,332
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	999	910
Allowance for doubtful accounts	87	64
Trade receivables, net	912	846
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	357	847
Allowance for doubtful accounts	48	59
Trade receivables, net	309	788
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	330	693
Allowance for doubtful accounts	60	97
Trade receivables, net	270	596
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	491	435
Allowance for doubtful accounts	78	65
Trade receivables, net	413	370
Later than four months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,198	1,988
Allowance for doubtful accounts	824	964
Trade receivables, net	1,374	1,024
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,570	2,715
Allowance for doubtful accounts	4	7
Trade receivables, net	$ 1,566	$ 2,708